CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating expenses:
Stock based compensation	5,654	10,252	11,617	24,207	41,502	123,245
Research and development	4,732	2,761	8,449	4,230	9,648	4,429
General and administrative	4,089	2,857	7,998	5,250	12,353	3,329
Advertising	146	1,782	180	3,638	5,297	2,678
Total operating expenses	14,621	17,652	28,244	37,325	68,800	133,681
Operating loss	(14,621)	(17,652)	(28,244)	(37,325)	(68,800)	(133,681)
Other income (expense)
Paycheck protection program forgiveness		397		397	397
Gain/(loss) on sale or disposal of property and equipment	110	(152)	110	(152)	(152)
Interest expense	(39)		(40)		(7)
Warrant expense			(984)
Other income (expense)	15	115	33	102	166	(55)
Gain/(loss) on convertible debt and warrant liability	(177)		2,104		(2,285)
Total other income	(91)	360	1,223	347	(1,881)	(55)
Net loss	$ (14,712)	$ (17,292)	$ (27,021)	$ (36,978)	$ (70,681)	$ (133,736)
Loss per share, basic	$ (0.40)	$ (2.06)	$ (0.98)	$ (2.14)	$ (8.88)	$ (10.77)
Loss per share, diluted	$ (0.40)	$ (2.06)	$ (0.98)	$ (2.14)
Weighted average number of common shares outstanding used in computing loss per share: basic	36,465,402	8,407,414	27,644,989	17,249,345	7,961,009	12,417,226
Weighted average number of common shares outstanding used in computing loss per share: dilued	36,465,402	8,407,414	27,644,989	17,249,345	7,961,009	12,417,226